UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	10/31/06

Date of reporting period:	1/31/06

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

January 31, 2006 (Unaudited)	Columbia Prime Reserves

		Par ($)	Value ($)*
Corporate Bonds – 40.3%
1212 Jackson LLC
	LOC: Fifth Third Bank
	4.570% 09/01/24(a)	1,000,000	1,000,000
500 Thomas Moore Building LLC
	LOC: Fifth Third Bank
	4.570% 06/01/22(a)(b)	1,000,000	1,000,000
Allen Temple African Methodist Episcopal Church
	LOC: Fifth Third Bank
	4.570% 07/01/22(a)(b)	1,845,000	1,845,000
American Express Credit Corp.
	4.620% 02/20/07(a)(b)	69,000,000	69,000,000
	4.666% 12/05/06(a)	25,000,000	25,004,285
Borcherding Associates LLC
	LOC: Fifth Third Bank
	4.570% 09/02/25(a)	2,200,000	2,200,000
Cincinnati Hills Christian Academy, Inc.
	LOC: Fifth Third Bank
	4.570% 04/01/23(a)	1,040,000	1,040,000
Consolidated Equities Realty #1 LLC
	LOC: Wells Fargo Bank
	4.570% 09/01/25(a)	1,000,000	1,000,000
Corporate Finance Managers, Inc.
	LOC: Wells Fargo Bank
	4.620% 02/02/43(a)	4,235,000	4,235,000
Fifth Third Bancorp
	4.550% 01/23/07(a)(b)	50,000,000	50,000,000
Fortune 5 LLC
	LOC: Fifth Third Bank
	4.570% 09/01/22(a)(b)	1,200,000	1,200,000
Four Flags Properties, Inc.
	LOC: Fifth Third Bank
	4.570% 10/01/28(a)	1,500,000	1,500,000
Garfield Investment Group LLC
	LOC: Fifth Third Bank
	4.570% 07/01/28(a)	1,500,000	1,500,000
General Electric Capital Corp.
	4.670% 02/16/07(a)	100,000,000	100,024,557
Goldman Sachs Group, Inc.
	4.500% 02/01/06(c)	60,000,000	60,000,000
	4.630% 12/13/06(a)(d)(e)	75,000,000	75,000,000
Grand Central, Inc.
	LOC: U.S. Bank N.A.
	4.610% 10/01/09(a)	2,545,000	2,545,000
HBOS Treasury Services PLC
	4.620% 12/29/06(a)(b)	60,000,000	60,000,000

		Par ($)	Value ($)
Corporate Bonds – (continued)
Home Builders Association of Greater Toledo, Inc.
	LOC: Fifth Third Bank
	4.570% 09/01/27(a)	1,075,000	1,075,000
ILH LLC
	LOC: Fifth Third Bank
	4.570% 11/01/35(a)	2,500,000	2,500,000
K2 USA LLC
	4.525% 08/15/06(a)(b)	50,000,000	49,997,329
Kokomo Grain Co., Inc.
	LOC: General Electric Capital Corp.
	4.610% 11/01/10(a)(b)	4,900,000	4,900,000
Links Finance LLC
	4.555% 03/15/06(a)(b)	50,000,000	50,000,671
Long Island College Hospital
	LOC: Landes Bank Hessen-Thuringen
	4.710% 02/21/06(c)	19,450,000	19,399,106
Medical Properties Investment Co.
	LOC: Fifth Third Bank
	4.570% 11/01/35(a)	1,500,000	1,500,000
Morgan Stanley
	4.610% 02/27/07(a)	105,000,000	105,000,000
Northern Rock PLC
	LOC: Wells Fargo Bank
	4.570% 02/05/07(a)(b)	27,000,000	27,000,000
PCP Investors LLC
	LOC: Wells Fargo Bank
	4.620% 12/01/24(a)	2,000,000	2,000,000
Pratt Plaza LLC
	LOC: Fifth Third Bank
	4.570% 10/01/30(a)	1,000,000	1,000,000
Redcay Funding LLC
	LOC: SunTrust Banks, Inc.
	4.590% 10/01/30(a)	3,230,000	3,230,000
Royal Bank of Canada
	4.431% 12/22/06(a)	50,000,000	49,984,426
	4.600% 02/09/07(a)	40,000,000	40,000,000
Scion Investments LLC
	LOC: National City Corporation
	4.620% 10/01/30(a)	3,885,000	3,885,000
Sigma Finance, Inc.
	4.000% 08/11/06(b)(c)	45,000,000	44,978,060
Stanfield Victoria Funding Ltd.
	4.479% 05/24/06(a)(b)	10,000,000	9,999,611
	4.531% 07/31/06(a)(b)	40,000,000	39,995,575

		Par ($)	Value ($)
Corporate Bonds – (continued)
Waco Investors of Duluth Ltd.
	LOC: U.S. Bank N.A.
	4.610% 11/01/15(a)	3,160,000	3,160,000
Wells Fargo & Co.
	4.560% 02/15/07(a)(b)	85,000,000	85,000,000
Whistlejacket Capital LLC
	4.570% 05/15/06(a)(b)	48,000,000	47,998,642
White Pine Finance LLC
	4.530% 04/05/06(a)(b)	43,000,000	42,998,063
	4.561% 04/20/06(a)(b)	40,840,000	40,839,115
	Total Corporate Bonds (cost of $1,134,534,440)		1,134,534,440
Commercial Paper – 29.9%

Amstel Funding Corp.
	4.330% 02/28/06(c)(e)	12,000,000	11,961,030
	4.580% 07/11/06(c)(e)	30,000,000	29,389,333
Atlantis One Funding Corp.
	4.260% 02/17/06(c)(e)	39,597,000	39,522,030
Charta Corp.
	4.260% 02/09/06(c)(e)	40,000,000	39,962,133
Cheyne Finance LLC
	4.540% 08/15/06(a)(e)	28,000,000	28,000,000
Concord Minuteman Capital Co.
	4.490% 02/21/06(c)(e)	76,937,000	76,745,085
Curzon Funding LLC
	(f) 05/02/06(e)	40,000,000	39,568,000
Eureka Securitization, Inc.
	4.380% 02/16/06(c)(e)	100,000,000	99,817,500
Giro Balanced Funding
	4.500% 02/01/06(c)	100,000,000	100,000,000
Grampian Funding LLC
	(f) 02/17/06(e)	28,651,000	28,597,518
Greyhawk Capital Corp.
	(f) 02/02/06(e)	20,000,000	19,997,664
Harrier Finance Funding LLC
	4.470% 03/22/06(c)(e)	46,000,000	45,720,128
Ivory Funding Corp.
	(f) 02/02/06(e)	17,919,000	17,916,920
Klio II Funding Corp.
	4.370% 02/28/06(c)(e)	16,958,000	16,902,420
Picaros Funding LLC
	(f) 02/17/06(e)	30,000,000	29,947,733
Solitaire Funding LLC
	(f) 02/09/06(e)	17,575,000	17,559,768
	4.260% 02/17/06(c)(e)	40,000,000	39,924,267

		Par ($)	Value ($)
Commercial Paper – (continued)
Sunbelt Funding Corp.
	(f) 02/06/06(e)	13,361,000	13,353,206
	4.280% 02/15/06(c)(e)	30,000,000	29,950,067
	4.370% 02/21/06(c)(e)	33,354,000	33,273,024
Surrey Funding Corp.
	(f) 02/07/06(e)	50,000,000	49,964,958
Whistlejacket Capital Ltd.
	(f) 02/01/06	5,565,000	5,565,000
	(f) 04/25/06(e)	28,069,000	27,790,080
	Total Commercial Paper (cost of $841,427,864)		841,427,864
Certificates of Deposit – 12.7%
Bank Tokyo Mitsubishi Ltd.
	4.800% 01/11/07(c)	45,000,000	45,000,000
	4.850% 01/03/07(c)	16,000,000	16,000,000
Barclays Bank PLC
	4.513% 06/21/06(a)	50,000,000	49,997,612
Canadian Imperial Bank of Commerce
	4.630% 11/15/06(a)	85,000,000	85,004,344
Credit Suisse First Boston NY
	4.539% 01/12/07(a)	23,000,000	23,000,000
	4.750% 11/07/06(a)	20,000,000	20,000,000
DEPFA Bank PLC NY
	4.800% 12/05/06(c)	12,500,000	12,500,000
Deutsche Bank NY
	4.805% 02/21/07(c)	26,000,000	26,000,000
US Bank N.A.
	4.310% 02/17/06(c)	80,000,000	79,999,972
	Total Certificates of Deposit (cost of $357,501,928)		357,501,928
Extendible Commercial Notes – 8.6%
Brahms Funding Corp.
	4.490% 02/21/06(c)(e)	75,000,000	74,812,917
Capital One Multi-Asset Execution Trust
	4.390% 02/13/06(b)(c)	38,500,000	38,443,662
Monument Gardens Funding LLC
	4.500% 02/01/06(c)	66,611,000	66,611,000

		Par ($)	Value ($)
Extendible Commercial Notes – (continued)
Thornburg Mortgage Capital Resources LLC
	4.470% 02/14/06(c)(e)	33,528,000	33,473,880
	4.430% 02/15/06(c)(e)	27,000,000	26,953,485
	Total Extendible Commercial Notes (cost of $240,294,944)		240,294,944

Municipal Bonds – 8.5%
ARIZONA – 0.0%
AZ Phoenix Industrial Development Authority
	Pilgrim Restaurant Foundation, Inc.,
	Series 2005 B,
	LOC: JPMorgan Chase Bank
	4.620% 10/01/30	200,000	200,000
		ARIZONA TOTAL	200,000
IDAHO – 0.1%
ID Boise City Urban Renewal Agency
	Series 2004 B,
	LOC: Keycorp
	4.620% 03/01/13	2,760,000	2,760,000
		IDAHO TOTAL	2,760,000
LOUISIANA – 4.1%
LA New Orleans Pension Revenue
	Series 2000,
	Guarantor: AMBAC,
	SPA: Bank One Louisiana
	4.810% 09/01/30	115,187,000	115,187,000
		LOUISIANA TOTAL	115,187,000
MINNESOTA – 0.1%
MN Eagan
	Multi-Family Revenue,
	Thomas Lake Housing Associates,
	Series 2003 A2,
	Guarantor: FNMA
	4.610% 03/15/33	2,810,000	2,810,000
		MINNESOTA TOTAL	2,810,000
NEW JERSEY – 0.4%
NJ North Hudson Sewer Authority
	Series 2001 B,
	Insured: MBIA,
	SPA: Wachovia Bank N.A.
	4.570% 08/01/31	9,925,000	9,925,000
		NEW JERSEY TOTAL	9,925,000
NEW MEXICO – 0.1%
NM Las Cruces Industrial Development Revenue
	F & A Dairy Products, Inc.,
	Series 2003,
	LOC: Wells Fargo Bank New Mexico

		Par ($)	Value ($)
Municipal Bonds – (continued)
NEW MEXICO – (continued)
	4.460% 12/01/23	4,000,000	4,000,000
		NEW MEXICO TOTAL	4,000,000
PENNSYLVANIA – 0.0%
PA Cumberland County Municipal Authority
	Series 2003 B,
	LOC: Wachovia Bank N.A.
	4.610% 01/01/08	890,000	890,000
		PENNSYLVANIA TOTAL	890,000
TEXAS – 0.5%
TX State
	Series 2003,
	LOC: Dexia Credit Local
	4.540% 06/01/21	13,206,000	13,206,000
		TEXAS TOTAL	13,206,000
VIRGINIA – 3.1%
VA Housing Development Authority

	Series 1996 E,
	4.560% 01/01/46	88,638,000	88,638,000
		VIRGINIA TOTAL	88,638,000
WASHINGTON – 0.1%
WA Meadow Springs Country Club
	Series 2000,
	LOC: U.S. Bank N.A.
	4.610% 08/01/25	2,335,000	2,335,000
	WASHINGTON TOTAL		2,335,000

	Total Municipal Bonds (cost of $239,951,000)		239,951,000

	Total Investments – 100.0% (cost of $2,813,710,176)(g)		2,813,710,176

	Other Assets & Liabilities, Net – 0.0%		(4,044)

	Net Assets – 100.0%		2,813,706,132

	Notes to Investment Portfolio:

*      Security Valuation:

Securities in the funds are valued utilizing the amortized cost valuation method permitted in accordance with rule 2a-7 under the 1940 Act, provided certain conditions are met. This method involves valuing a portfolio security initially at its cost and there after assuming a constant accretion or amortization to maturity of any discount or premium, respectively. Investments in other investment companies are valued at net asset value.

	(a) The interest rate shown on floating rate or variable rate securities reflects the rate at January 31, 2006.

(b)   Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities, which did not include any illiquid securities except the following, amounted to $665,195,728, which represents 23.6% of net assets.

Security	Acquisition Date	Acquisition Cost
Goldman Sachs Group, Inc. 4.630% 12/13/06	12/12/05	$75,000,000

(c) The rate shown represents the annualized yield at the date of purchase.
(d) Illiquid security.

(e)   Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may only be resold in exempt transactions to qualified buyers. Private resales of these securities to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933. At January 31, 2006, these securities, which are not illiquid, amounted to $946,103,146, which represents 33.6% of net assets.

(f) Zero coupon bond.
(g) Cost for federal income tax purposes is $2,813,710,176.

Acronym	Name
AMBAC	Ambac Assurance Corp.
FNMA	Federal National Mortgage Association
MBIA	MBIA Insurance Corp.
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

INVESTMENT PORTFOLIO

January 31, 2006 (Unaudited)	Columbia Government Plus Reserves

		Par ($)	Value ($)*
Government Agencies & Obligations – 75.0%
U.S. GOVERNMENT AGENCIES – 75.0%
Federal Farm Credit Bank
	4.240% 07/27/07(a)	40,000,000	39,994,055
	4.250% 06/06/07(a)	50,000,000	49,998,559
	4.250% 06/22/07(a)	25,000,000	24,997,844
	4.250% 10/26/07(a)	35,000,000	35,000,000
	4.255% 11/01/07(a)	50,000,000	49,982,958
	4.260% 08/09/06(a)	25,000,000	24,996,146
	4.275% 10/03/07(a)	45,000,000	44,995,714
	4.280% 01/25/07(a)	25,000,000	24,996,371
	4.300% 10/04/06(a)	2,000,000	1,999,446
Federal Home Loan Bank
	2.375% 02/15/06	60,000,000	59,956,450
	2.875% 05/23/06	23,720,000	23,608,759
	4.260% 09/01/06(a)	10,000,000	9,999,324
	4.360% 12/13/06(a)	13,000,000	12,996,892
	4.400% 08/21/06(a)	60,000,000	60,001,021
	5.375% 05/15/06	25,000,000	25,083,967
Federal Home Loan Mortgage Corp.
	2.625% 07/21/06	31,250,000	31,005,587
	2.800% 01/26/07	10,000,000	9,809,257
	4.366% 06/22/07(a)	25,000,000	24,993,531
	4.367% 06/19/07(a)	50,000,000	49,979,848
Federal National Mortgage Association
	2.100% 07/06/06	10,000,000	9,894,074
	3.010% 06/02/06	25,000,000	24,903,471
	3.550% 02/16/07	2,050,000	2,024,060
	4.000% 10/16/06	15,000,000	14,942,970
	4.299% 09/07/06(a)	25,000,000	24,999,579
	4.360% 06/21/07(a)	25,000,000	24,986,514
	U.S. GOVERNMENT AGENCIES TOTAL		706,146,397
	Total Government Agencies & Obligations (cost of $706,146,397)		706,146,397
Short-Term Obligations – 24.9%
	Repurchase agreement with Deutsche Bank, dated 01/31/06, due 02/01/06 at 4.450% collateralized by FNMA, FHLB & FHLMC Bonds with various maturities to 12/28/20, market value of $136,698,235 (repurchase proceeds $134,031,566)	134,015,000	134,015,000

1

		Par ($)	Value ($)*
Short-Term Obligations – (continued)
	Repurchase agreement with State Street Bank & Trust Co., dated 01/31/06, due 02/01/06 at 4.350% collateralized by a FHLMC Bond maturing 03/05/19, market value of $102,000,375 (repurchase proceeds $100,012,083)	100,000,000	100,000,000
	Total Short-Term Obligations (cost of $234,015,000)		234,015,000
	Total Investments – 99.9% (cost of $940,161,397)(b)		940,161,397
	Other Assets & Liabilities, Net – 0.1%		1,162,326
	Net Assets – 100.0%		941,323,723

	Notes to Investment Portfolio:

*      Security Valuation:

Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act, provided certain conditions are met. This method involves valuing a portfolio security initially at its cost thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. Investments in other investment companies are valued at net asset value.

	(a) The interest rate shown on floating rate or variable rate securities reflects the rate at January 31, 2006.
	(b) Cost for federal income tax purposes is $940,161,397.

	Acronym	Name
	FHLB	Federal Home Loan Bank
	FHLMC	Federal Home Loan Mortgage Corp.
	FNMA	Federal National Mortgage Association

2

Item 2. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer, based on his evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)   There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	March 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	March 27, 2006

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	March 27, 2006